Cover Page Document	Jun. 16, 2021
Cover [Abstract]
Document Type	DE
Entity File Number	000-22874
Entity Tax Identification Number	94-2579683
Document Type	Jun. 16, 2021
Entity Address, City or Town	Scottsdale,
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85254
City Area Code	408
Local Phone Number	404-3600
Trading Symbol	VIAV
Security Exchange Name	NASDAQ
Entity Listing, Par Value Per Share	Common Stock, $0.001 par value
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Document Type	8-K
Document Type	VIAVI SOLUTIONS INC.
Entity Central Index Key	0000912093
Amendment Flag	false
Entity Address, Address Line One	7047 E Greenway Pkwy, Suite 250,